Derivative Instruments and Other Hedging Activities - Schedule of Outstanding Derivative Instruments (Detail) (Not Designated as Hedging Instruments [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount	$ 823,180	$ 868,604
Derivative Liability, Notional Amount	1,062,436	624,455
Forward Sales Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount	15,897	192,876
Derivative Liability, Notional Amount	391,992	45,091
Interest Rate Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount	444,703	380,303
Derivative Liability, Notional Amount	444,703	380,303
Written and Purchased Options [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Notional Amount	362,580	295,425
Derivative Liability, Notional Amount	225,741	199,061
Other Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	32,903	30,076
Other Assets [Member] | Forward Sales Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	25	1,468
Other Assets [Member] | Interest Rate Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	15,434	10,621
Other Assets [Member] | Written and Purchased Options [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	17,444	17,987
Other Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Fair Value	31,354	26,735
Other Liabilities [Member] | Forward Sales Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Fair Value	2,556	287
Other Liabilities [Member] | Interest Rate Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Fair Value	15,434	10,620
Other Liabilities [Member] | Written and Purchased Options [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Fair Value	$ 13,364	$ 15,828